General information and significant accounting policies (Details Textual)		1 Months Ended		9 Months Ended
	Aug. 06, 2013 shares	Nov. 30, 2015 shares	Mar. 31, 2014 shares	Sep. 30, 2016 shares	Oct. 31, 2016 VesselSubsidiary
Number Of Vessels In Operation | VesselSubsidiary					26
Average Age Of Vessels				4 years 4 months 24 days
Direct And Indirect Ownership In All Subsidiary				100.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues		4,000,000	8,050,000	7,500,000
IPO [Member]
Stock Issued During Period, Shares, New Issues	10,000,000
GA Holdings LLC [Member]
Equity Method Investment, Ownership Percentage	44.60%			17.24%
Number Of Shares Exchanged For Reorganization	8,049,500
GA Holdings LLC [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues				5,787,942
Public Investor [Member]
Sale of Stock, Percentage of Ownership after Transaction	55.40%			82.76%